UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2012

Date of reporting period:	7/31/2011

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2011, at the beginning of the period and held through the six-month period ended July 31, 2011.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.10	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,002.30	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2011, and divided by the 365 days in the Funds’ fiscal year ended January 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of July 31, 2011 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 11.7%
$35,000	Bank of Nova Scotia 0.340%, 12/08/11(a)	$35,013,823
70,000	0.450%, 06/11/12(a)	70,115,582
125,000	0.453%, 10/31/11(a)	125,070,307
16,000	0.500%, 03/12/12(a)	16,025,564
220,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.280%, 08/10/11	220,000,000
202,500	Barclays Bank PLC 0.255%, 08/08/11(a)	202,500,000
96,500	BNP Paribas 0.230%, 09/07/11	96,500,000
100,000	0.356%, 10/20/11(a)	100,000,000
143,000	0.396%, 09/21/11(a)	143,000,000
70,000	Credit Agricole CIB 0.230%, 08/16/11	70,000,000
185,000	Credit Suisse AG 0.237%, 10/25/11(a)	185,000,000
75,000	0.318%, 02/07/12(a)	75,000,000
61,000	Lloyds TSB Bank PLC 0.220%, 08/17/11	61,000,000
87,000	National Australia Bank Ltd. 0.215%, 10/05/11(a)	87,000,000
86,000	Nordea Bank Finland PLC 0.190%, 08/09/11	86,000,000
123,800	0.523%, 02/03/12(a)	123,964,996
155,500	Norinchukin Bank 0.320%, 08/04/11	155,500,000
30,000	Rabobank Nederland NV 0.266%, 10/12/11(a)	30,000,794
154,700	0.276%, 09/13/11(a)	154,700,000
211,500	Royal Bank of Canada 0.237%, 02/14/12(a)	211,500,000
176,500	0.280%, 08/15/11(a)	176,489,057
113,000	Sumitomo Mitsui Banking Corp. 0.270%, 09/09/11	113,000,000
132,500	0.280%, 08/16/11	132,500,000
133,000	Toronto Dominion Bank 0.110%, 08/22/11	133,000,000
204,000	0.257%, 10/28/11(a)	204,001,832

		3,006,881,955

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 29.0%
$130,000	ABN AMRO Funding USA LLC, 144A 0.230%, 08/10/11(b)	$129,992,525
4,000	Barclays US Funding Corp. 0.210%, 08/12/11(b)	3,999,743
81,000	0.220%, 08/05/11(b)	80,998,020
86,500	BASF AG, 144A 0.150%, 09/19/11(b)	86,482,340
16,000	0.150%, 09/28/11(b)	15,996,133
30,000	Cargill Global Funding PLC, 144A 0.080%, 08/08/11(b)(c) (original cost $29,999,133; purchased 07/26/11)	29,999,533
103,000	0.086%, 08/11/11(b)(c) (original cost $102,996,058; purchased 07/26/11)	102,997,536
110,000	Citigroup Funding, Inc. 0.152%, 08/12/11(b)	109,994,958
57,525	Commonwealth Bank of Australia, 144A 0.200%, 09/23/11(b)	57,508,062
180,600	0.300%, 01/17/12(b)	180,345,655
170,000	DnB NOR Bank ASA, 144A 0.307%, 08/29/11(a)	170,000,000
85,000	eBay, Inc., 144A 0.150%, 09/13/11(b)	84,984,771
135,000	Electricite de France, 144A 0.200%, 09/16/11(b)	134,965,500
65,000	0.200%, 09/20/11(b)	64,981,944
125,000	GDF Suez, 144A 0.150%, 08/11/11(b)	124,994,792
25,000	0.160%, 08/18/11(b)	24,998,111
41,000	0.180%, 08/02/11(b)	40,999,795
25,000	0.180%, 08/09/11(b)	24,999,000
11,705	0.190%, 08/03/11(b)	11,704,877
50,000	0.190%, 08/22/11(b)	49,994,458
150,000	General Electric Capital Corp. 0.061%, 08/10/11(b)	149,997,750
216,000	General Electric Co. 0.060%, 08/04/11(b)	215,998,920
30,229	Illinois Tool Works, Inc., 144A 0.100%, 08/22/11(b)	30,227,237
25,000	0.100%, 08/29/11(b)	24,998,055
50,000	International Bank Recon & Dev 0.060%, 08/11/11(b)	49,999,167

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$110,500	International Finance Corp. 0.050%, 08/03/11(b)	$110,499,693
82,000	0.050%, 08/10/11(b)	81,998,975
104,000	0.050%, 08/12/11(b)	103,998,411
75,000	0.050%, 08/15/11(b)	74,998,542
39,000	0.200%, 08/16/11(b)	38,996,750
197,500	Mizuho Funding LLC, 144A 0.235%, 09/06/11(b)	197,453,587
287,500	National Australia Funding Delaware, 144A 0.210%, 10/05/11(b)	287,390,990
41,500	New York Life Capital Corp., 144A 0.150%, 08/16/11(b)	41,497,406
56,600	Novartis Finance Corp., 144A 0.110%, 08/03/11(b)	56,599,654
114,052	Old Line Funding LLC, 144A 0.150%, 08/12/11(b)	114,046,773
41,558	0.170%, 09/12/11(b)	41,549,758
18,049	0.180%, 08/04/11(b)	18,048,729
113,847	0.180%, 08/08/11(b)	113,843,015
86,100	0.180%, 08/22/11(b)	86,090,959
127,600	0.180%, 09/01/11(b)	127,580,222
198,127	0.187%, 08/10/11(b)	198,117,739
45,000	0.190%, 08/01/11(b)	45,000,000
30,017	Old Line Funding LLC 0.180%, 10/04/11(b)	30,007,395
60,000	Philip Morris International, Inc., 144A 0.090%, 08/22/11(b)	59,996,850
73,000	Procter & Gamble Co. (The), 144A 0.090%, 09/19/11(b)	72,991,057
74,000	Prudential PLC, 144A 0.210%, 08/22/11(b)	73,990,935
60,000	0.240%, 09/22/11(b)	59,979,200
25,000	0.240%, 09/26/11(b)	24,990,667
83,000	Rabobank USA Financial Corp. 0.190%, 10/13/11(b)	82,968,022
22,000	Reckitt Benckiser TSY, 144A 0.230%, 09/07/11(b)	21,994,800
74,600	0.280%, 08/11/11(b)	74,594,198
28,000	0.300%, 08/15/11(b)	27,996,733
246,000	Royal Bank of Scotland Group PLC, 144A 0.240%, 08/08/11(b)	245,988,520

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$245,000	Sanofi Aventis, 144A 0.080%, 08/15/11(b)	$244,992,378
100,000	0.190%, 11/18/11(b)	99,942,472
25,000	0.310%, 08/19/11(b)	24,996,125
103,700	0.341%, 09/13/11(b)	103,657,886
258,000	Siemens Capital Co. LLC, 144A 0.090%, 08/08/11(b)	257,995,485
190,000	Skandinaviska Enskilda Banken AB, 144A 0.230%, 08/03/11(b)	189,997,572
45,000	0.250%, 08/23/11(b)	44,993,125
35,000	0.280%, 08/29/11(b)	34,992,378
233,200	Societe Generale North America, Inc. 0.240%, 08/09/11(b)	233,187,563
132,000	Standard Chartered Bank, 144A 0.220%, 08/04/11(b)	131,997,580
106,000	0.230%, 10/14/11(b)	105,949,886
75,000	State Street Corp. 0.150%, 10/12/11(b)	74,977,500
65,411	Straight-A Funding LLC, 144A 0.140%, 09/06/11(b)	65,401,842
81,000	0.140%, 09/07/11(b)	80,988,345
126,517	0.160%, 08/22/11(b)	126,505,192
112,500	0.160%, 10/04/11(b)	112,468,000
100,060	0.160%, 10/04/11(b)	100,031,538
50,000	0.160%, 10/05/11(b)	49,985,556
72,000	0.170%, 08/09/11(b)	71,997,280
35,104	0.190%, 08/01/11(b)	35,104,000
16,303	0.190%, 08/02/11(b)	16,302,914
170,000	Swedbank AB 0.200%, 08/23/11(b)	169,979,222
46,000	Toyota Motor Credit Corp. 0.200%, 08/22/11(b)	45,994,634
100,000	0.220%, 08/08/11(b)	99,995,722
100,000	U.S. Bank NA 0.150%, 08/15/11	100,000,000
184,500	Wal-Mart Stores, Inc., 144A 0.200%, 08/08/11(b)	184,492,825
66,500	Westpac Banking Corp., 144A 0.216%, 11/03/11(a)	66,500,000
91,000	0.253%, 01/29/12(a)	91,000,000

		7,479,795,482

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Loan Participations 1.2%
$25,000	Archer Daniels Midland Co. 0.200%, 08/26/11(d)	$25,000,000
100,000	0.200%, 08/29/11(d)	100,000,000
29,000	0.200%, 08/31/11(d)	29,000,000
70,000	0.210%, 08/25/11(d)	70,000,000
50,000	0.210%, 08/30/11(d)	50,000,000
20,000	Army & Air Force Exchange Services 0.280%, 08/15/11(d)	20,000,000
25,000	0.280%, 09/12/11(d)	25,000,000

		319,000,000

Municipal Bonds 2.1%
22,000	California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. B, F.R.W.D. 0.080%, 10/01/40(a)	22,000,000
12,865	California St. Econ. Recovery, Ser. C-4, F.R.D.D. 0.180%, 07/01/23(a)	12,865,000
1,500	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Inc., Ser. III B-1, F.R.D.D. 0.260%, 11/15/39(a)	1,500,000
89,735	Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Ser. X-2, Yale Univ., F.R.W.D. 0.050%, 07/01/37(a)	89,735,000
41,260	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., Ser. A, F.R.W.D. 0.060%, 10/01/24(a)	41,260,000
10,885	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A, F.R.D.D. 0.200%, 11/01/29(a)	10,885,000
8,340	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D. 0.130%, 07/01/29(a)	8,340,000
12,800	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. Y, F.R.W.D. 0.040%, 07/01/35(a)	12,800,000
84,380	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-1, F.R.W.D. 0.050%, 07/01/31(a)	84,380,000
81,355	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-2, F.R.W.D. 0.040%, 07/01/31(a)	81,355,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Municipal Bonds (cont’d.)
$10,545	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-2 0.450%, 11/15/47	$10,545,000
14,975	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-5 0.450%, 11/15/47	14,975,000
3,525	Mobile Cnty. Alabama Indl. Dev. Auth., F.R.D.D. 0.200%, 07/15/32(a)	3,525,000
45,000	University of California Rev., Fltg. Rate Nts. Taxable, Ser. Y-1 0.267%, 07/01/41(a)	45,000,000
31,460	University of Texas Perm. Univ. Fund Sys., Ser. A, F.R.W.D. 0.040%, 07/01/37(a)	31,460,000
9,025	University of Texas Perm. Univ. Fund Sys., Ser. B, F.R.W.D. 0.040%, 08/01/34(a)	9,025,000
51,800	Valdez Alaska Marine Term Rev., ExxonMobil Proj., F.R.D.D. 0.200%, 12/01/29(a)	51,800,000
4,400	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. A, F.R.D.D. 0.200%, 12/01/33(a)	4,400,000
3,050	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. B, F.R.D.D. 0.200%, 12/01/33(a)	3,050,000
6,400	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. C, F.R.D.D. 0.200%, 12/01/33(a)	6,400,000

		545,300,000

Other Corporate Obligations 2.3%
50,000	Australia & New Zealand Banking Group Ltd., 144A, MTN 0.474%, 12/01/11(a)	50,041,131
10,000	JPMorgan Chase & Co., MTN 0.349%, 02/22/12(a)	10,002,531
210,000	Metlife Institutional Funding, Inc. II, 144A 0.397%, 09/20/11(a)	210,000,000
45,300	Metropolitan Life Global Funding I, 144A 0.746%, 04/10/12(a)	45,443,279
29,110	Rabobank Nederland NV, 144A 0.453%, 01/26/12(a)	29,139,667
30,000	0.472%, 08/05/11(a)	30,000,655

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
$59,000	Wachovia Corp. 0.379%, 10/15/11(a)	$59,003,166
44,324	0.383%, 04/23/12(a)	44,359,947
5,000	Wachovia Corp., Ser. E, MTN 0.404%, 03/01/12(a)	5,002,796
25,000	Wells Fargo & Co. 0.343%, 01/24/12(a)	25,005,425
75,000	Westpac Banking Corp. 0.285%, 04/04/12(a)	75,000,000

		582,998,597

Other Instruments-Agency Bonds 3.3%
119,550	Bank of America Corp., FDIC Gtd. Notes, MTN 3.125%, 06/15/12	122,531,077
23,429	Citigroup Funding, Inc., FDIC Gtd. Notes 2.875%, 12/09/11	23,637,509
20,000	Citigroup Funding, Inc., FDIC Gtd. Notes, MTN 2.000%, 03/30/12	20,215,742
145,650	General Electric Capital Corp., FDIC Gtd. Notes, MTN 2.200%, 06/08/12	148,056,660
136,681	2.250%, 03/12/12	138,263,389
199,059	3.000%, 12/09/11	200,923,095
5,500	HSBC USA, Inc., FDIC Gtd. Notes 3.125%, 12/16/11	5,559,104
38,599	Morgan Stanley, FDIC Gtd. Notes 3.250%, 12/01/11	38,969,605
20,000	PNC Funding Corp., FDIC Gtd. Notes 2.300%, 06/22/12	20,363,202
38,545	SunTrust Bank, FDIC Gtd. Notes, MTN 3.000%, 11/16/11	38,846,765
68,000	Wells Fargo & Co., FDIC Gtd. Notes 1.102%, 12/09/11(a)	68,218,383
30,000	3.000%, 12/09/11	30,290,586

		855,875,117

Time Deposit 0.9%
221,000	U.S. Bank NA 0.150%, 08/01/11	221,000,000

U.S. Government Agency Obligations 18.2%
11,050	Federal Farm Credit Bank 0.276%, 08/03/11(a)	11,050,087

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations (cont’d.)
$220,000	Federal Home Loan Bank 0.091%, 08/01/11(a)	$220,000,000
42,500	0.092%, 08/25/11(a)	42,498,618
520,000	0.092%, 08/25/11(a)	519,982,949
163,000	0.096%, 08/12/11(a)	162,996,776
85,000	0.110%, 08/03/11(b)	84,999,481
180,000	0.120%, 11/10/11	179,988,143
50,000	0.147%, 08/10/11(a)	50,000,381
100,000	0.157%, 09/26/11(a)	100,002,370
30,000	0.200%, 08/03/11	30,000,208
88,500	0.200%, 08/12/11(b)	88,494,592
22,415	0.750%, 12/21/11	22,450,422
30,000	0.750%, 12/21/11	30,047,408
45,280	1.125%, 03/09/12	45,491,645
45,000	5.375%, 08/19/11	45,114,549
180,000	Federal Home Loan Mortgage Corp. 0.100%, 12/08/11(b)	179,935,500
150,000	0.120%, 09/27/11(b)	149,971,500
215,000	0.123%, 12/21/11(b)	214,896,064
192,000	0.140%, 10/12/11(b)	191,946,970
13,000	0.140%, 11/28/11(b)	12,993,984
90,000	0.147%, 02/16/12(a)	90,010,372
16,000	0.150%, 12/12/11(b)	15,991,133
153,460	0.157%, 09/26/11(a)	153,450,960
41,000	0.176%, 10/21/11(a)	41,000,909
144,496	0.195%, 10/06/11(b)	144,444,343
50,000	2.125%, 03/23/12	50,570,799
225,000	Federal National Mortgage Association 0.070%, 12/12/11(b)	224,941,813
605,000	0.096%, 08/11/11(a)	604,988,735
20,000	0.120%, 09/13/11(b)	19,997,133
58,695	0.120%, 10/12/11(b)	58,680,913
85,000	0.120%, 01/17/12(b)	84,952,117
235,000	0.130%, 12/19/11(b)	234,881,194
225,000	0.140%, 10/26/11(b)	224,927,497
33,000	0.140%, 11/23/11(b)	32,985,370
62,000	0.140%, 01/03/12(b)	61,962,628
108,500	0.147%, 09/19/11(a)	108,500,773
146,500	0.200%, 09/09/11(b)	146,469,072
13,481	3.625%, 08/15/11	13,499,049

		4,695,116,457

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Principal Amount (000)	Description	Value (Note 1)

U.S. Treasury Obligations 5.9%
$225,000	U.S. Treasury Bills 0.050%, 08/04/11(b)	$224,999,062
144,000	0.300%, 12/15/11(b)	143,839,520
505,000	U.S. Treasury Notes 0.875%, 01/31/12	506,373,940
629,000	1.000%, 04/30/12	632,862,333

		1,508,074,855

Repurchase Agreements(e) 27.7%
456,000	Barclays Capital, Inc. 0.050%, dated 07/25/11, due 08/01/11 in the amount of $456,004,433 (cost $456,000,000)	456,000,000
500,000	Barclays Capital, Inc. 0.140%, dated 07/28/11, due 08/04/11 in the amount of $500,013,611 (cost $500,000,000)	500,000,000
250,000	Barclays Capital, Inc. 0.150%, dated 07/28/11, due 08/04/11 in the amount of $250,007,292 (cost $250,000,000)	250,000,000
500,000	Barclays Capital, Inc. 0.220%, dated 07/29/11, due 08/05/11 in the amount of $500,021,389 (cost $500,000,000)	500,000,000
371,000	BNP Paribas Securities Corp. 0.060%, dated 07/26/11, due 08/02/11 in the amount of $371,004,328 (cost $371,000,000)	371,000,000
181,329	BNP Paribas Securities Corp. 0.200%, dated 07/29/11, due 08/01/11 in the amount of $181,332,022 (cost $181,329,000)	181,329,000
500,000	Credit Suisse 0.100%, dated 07/27/11, due 08/03/11 in the amount of $500,009,722 (cost $500,000,000)	500,000,000
300,000	Credit Suisse 0.140%, dated 07/28/11, due 08/04/11 in the amount of $300,008,167 (cost $300,000,000)	300,000,000
400,000	Credit Suisse 0.200%, dated 07/29/11, due 08/05/11 in the amount of $400,015,556 (cost $400,000,000)	400,000,000
300,000	Deutsche Bank Securities, Inc. 0.060%, dated 07/26/11, due 08/02/11 in the amount of $300,003,500 (cost $300,000,000)	300,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) (cont’d.)
$200,000	Deutsche Bank Securities, Inc. 0.120%, dated 07/27/11, due 08/03/11 in the amount of $200,004,667 (cost $200,000,000)	$200,000,000
51,500	Deutsche Bank Securities, Inc. 0.220%, dated 07/29/11, due 08/01/11 in the amount of $51,500,944 (cost $51,500,000)	51,500,000
367,000	Deutsche Bank Securities, Inc. 0.220%, dated 07/29/11, due 08/05/11 in the amount of $367,015,699 (cost $367,000,000)	367,000,000
365,000	Goldman Sachs & Co. 0.070%, dated 07/26/11, due 08/02/11 in the amount of $365,004,968 (cost $365,000,000)	365,000,000
633,000	Goldman Sachs & Co. 0.200%, dated 07/29/11, due 08/01/11 in the amount of $633,010,550 (cost $633,000,000)	633,000,000
170,000	HSBC Securities (USA) Inc. 0.160%, dated 07/29/11, due 08/01/11 in the amount of $170,002,267 (cost $170,000,000)	170,000,000
261,996	HSBC Securities (USA) Inc. 0.180%, dated 07/29/11, due 08/01/11 in the amount of $261,999,930 (cost $261,996,000)	261,996,000
79,725	Merrill Lynch 0.150%, dated 07/29/11, due 08/01/11 in the amount of $79,725,997 (cost $79,725,000)	79,725,000
500,000	Morgan Stanley 0.110%, dated 07/27/11, due 08/03/11 in the amount of $500,010,694 (cost $500,000,000)	500,000,000
445,000	UBS Securities LLC 0.060%, dated 07/26/11, due 08/02/11 in the amount of $445,005,192 (cost $445,000,000)	445,000,000
300,000	UBS Securities LLC 0.220%, dated 07/29/11, due 08/01/11 in the amount of $300,005,500 (cost $300,000,000)	300,000,000

		7,131,550,000

	Total Investments 102.3% (amortized cost $26,345,592,463)(f)	26,345,592,463
	Liabilities in excess of other assets (2.3%)	(589,210,126)

	Net Assets 100.0%	$25,756,382,337

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $132,995,191. The aggregate value of $132,997,069 is approximately 0.5% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Collateralized by U.S. Government Agency issuances.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,006,881,955	$—
Commercial Paper	—	7,479,795,482	—
Loan Participations	—	319,000,000	—
Municipal Bonds	—	545,300,000	—
Other Corporate Obligations	—	582,998,597	—
Other Instruments—Agency Bonds	—	855,875,117	—
Time Deposit	—	221,000,000	—
U.S. Government Agency Obligations	—	4,695,116,457	—
U.S. Treasury Obligations	—	1,508,074,855	—
Repurchase Agreements	—	7,131,550,000	—

Total	$—	$26,345,592,463	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2011 were as follows:

Commercial Paper	29.0%
Repurchase Agreements	27.7
U.S. Government Agency Obligations	18.2
Certificates of Deposit	11.7
U.S. Treasury Obligations	5.9
Other Instruments—Agency Bonds	3.3
Other Corporate Obligations	2.3
Municipal Bonds	2.1
Loan Participations	1.2
Time Deposit	0.9

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2011 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$26,345,592,463
Cash	2,465,452
Interest receivable	9,255,430

Total assets	26,357,313,345

Liabilities
Payable for investments purchased	596,052,132
Dividends payable	4,625,306
Accrued expenses	123,766
Management fee payable	113,137
Affiliated transfer agent fee payable	16,667

Total liabilities	600,931,008

Net Assets	$25,756,382,337

Net assets were comprised of:
Common stock, at par	$25,756,390
Paid-in capital in excess of par	25,730,612,073

25,756,368,463
Undistributed net investment income	13,874

Net Assets, July 31, 2011	$25,756,382,337

Net asset value, offering price and redemption price per share ($25,756,382,337 ÷ 25,756,389,558 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Statement of Operations

Six Months Ended July 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$25,797,347

Expenses
Management fee	569,097
Insurance expense	76,000
Custodian’s fees and expenses	64,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	51,000
Legal fees and expenses	21,000
Audit fee	11,000
Reports to shareholders	6,000
Trustees’ fees	5,000
Miscellaneous	20,136

Total expenses	823,233

Net investment income	24,974,114

Net Realized Gain On Investments

Net realized gain on Investment transactions	281,060

Net Increase In Net Assets Resulting From Operations	$25,255,174

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$24,974,114	$53,090,885
Net realized gain on investment transactions	281,060	229,275

Net increase in net assets resulting from operations	25,255,174	53,320,160

Dividends and distributions from net investment income and net realized gain (Note 1)	(25,255,174)	(53,316,319)

Fund share transactions (Note 6)
Net proceeds from shares sold	92,368,875,360	170,175,973,637
Net asset value of shares issued in reinvestment of dividends and distributions	12,342,496	32,266,870
Cost of shares reacquired	(87,194,036,151)	(167,165,351,538)

Net increase in net assets from Fund share transactions	5,187,181,705	3,042,888,969

Total increase	5,187,181,705	3,042,892,810

Net Assets
Beginning of period	20,569,200,632	17,526,307,822

End of period(a)	$25,756,382,337	$20,569,200,632

(a) Includes undistributed net investment income of:	$13,874	$13,874

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	17

Portfolio of Investments

as of July 31, 2011 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 93.2%
ASSET BACKED SECURITIES 38.7%

Non-Residential Mortgage Asset-Backed Securities 22.0%
Ally Auto Receivables Trust, Ser. 2010-4, Class A2	AAA(a)	0.710%	02/15/13	$3,558	$3,558,887
Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	19,934	19,950,356
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	5,500	5,499,343
Ally Auto Receivables Trust, Ser. 2011-3, Class A2(b)	Aaa	0.307%	01/15/14	6,000	5,999,816
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(b)	Baa2	0.467%	03/17/14	10,000	9,998,940
American Express Credit Account Master Trust, Ser. 2009-2, Class A(b)	Aaa	1.437%	03/15/17	11,335	11,667,864
American Express Credit Account Master Trust, Ser. 2010-1, Class A(b)	Aaa	0.437%	11/15/15	3,000	3,007,653
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.217%	05/15/16	2,200	2,194,013
BA Credit Card Trust, Ser. 2006-A11, Class A11(b)	Aaa	0.217%	04/15/16	30,774	30,696,948
BA Credit Card Trust, Ser. 2007-A4, Class A4(b)	Aaa	0.227%	11/15/19	6,022	5,929,367
BA Credit Card Trust, Ser. 2007-A6, Class A6(b)	Aaa	0.247%	09/15/16	5,000	4,984,392
BA Credit Card Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.257%	12/15/16	11,000	10,952,693
BA Credit Card Trust, Ser. 2007-C1, Class C1(b)	A3	0.477%	06/15/14	5,000	4,991,566
BA Credit Card Trust, Ser. 2008-A7, Class A7(b)	Aaa	0.887%	12/15/14	9,800	9,857,286
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	5,695	5,729,158
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130%	09/15/13	12,018	12,081,929
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	5,262	5,287,956

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.357%	02/15/17	$1,500	$1,500,747
BMW Vehicle Lease Trust, Ser. 2010-1, Class A2	Aaa	0.580%	09/17/12	14,780	14,779,315
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	20,000	20,005,796
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010%	04/15/12	604	604,990
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa	0.467%	02/15/14	7,625	7,624,621
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(b)	Aaa	1.037%	01/15/13	1,205	1,207,567
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(b)	Aaa	1.587%	10/15/12	483	483,567
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740%	04/15/14	14,113	14,211,625
CarMax Auto Owner Trust, Ser. 2010-2, Class A2	AAA(a)	0.920%	01/15/13	1,684	1,684,228
CarMax Auto Owner Trust, Ser. 2010-3, Class A2	Aaa	0.750%	09/16/13	10,326	10,332,248
CarMax Auto Owner Trust, Ser. 2011-1, Class A2	Aaa	0.720%	11/15/13	3,000	3,001,113
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.257%	07/15/14	4,605	4,603,353
Chase Issuance Trust, Ser. 2005-A11, Class A(b)	Aaa	0.257%	12/15/14	1,000	999,595
Chase Issuance Trust, Ser. 2006-C4, Class C4(b)	Baa2	0.477%	01/15/14	44,000	43,984,943
Chase Issuance Trust, Ser. 2007-A3, Class A3	Aaa	5.230%	04/15/19	22,846	26,558,345
Chase Issuance Trust, Ser. 2007-A8, Class A(b)	Aaa	0.207%	03/15/17	4,250	4,203,723
Chase Issuance Trust, Ser. 2007-A9, Class A9(b)	Aaa	0.217%	06/15/14	4,000	3,996,958
Chase Issuance Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.227%	06/15/14	2,000	1,998,658
Chase Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.387%	05/15/15	2,294	2,338,496

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100%	11/20/17	$21,150	$24,240,916
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.586%	02/20/15	19,100	18,932,052
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	8,850	10,465,666
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.386%	05/20/17	2,800	2,908,143
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(b)	Aaa	1.737%	05/15/14	35,000	35,408,859
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(a)	0.690%	01/08/13	20,938	20,945,349
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.587%	06/15/15	3,650	3,662,187
Discover Card Master Trust, Ser. 2009-A1, Class A1(b)	Aaa	1.487%	12/15/14	1,500	1,516,172
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa	1.487%	02/17/15	26,325	26,645,628
Discover Card Master Trust, Ser. 2010-A1, Class A1(b)	Aaa	0.837%	09/15/15	21,160	21,330,645
Discover Card Master Trust, Ser. 2010-A2, Class A2(b)	AAA(a)	0.767%	03/15/18	19,000	19,178,811
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.267%	01/19/16	6,412	6,404,294
Discover Card Master Trust I, Ser. 2006-3, Class B1(b)	A1	0.327%	03/15/14	9,816	9,805,907
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	8,000	7,998,306
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470%	06/15/12	153	153,720
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950%	03/15/13	5,806	5,896,637
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(a)	2.790%	08/15/13	3,818	3,851,119
Ford Credit Auto Owner Trust, Ser. 2009-C, Class A3	Aaa	2.720%	11/15/13	2,606	2,631,109
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	6,662	6,716,210

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510%	01/15/14	$2,114	$2,124,901
Ford Credit Auto Owner Trust, Ser. 2011-B, Class A2	AAA(a)	0.680%	01/15/14	6,000	6,015,660
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.557%	11/15/31	7,225	6,702,230
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(b)	Aaa	0.407%	12/15/32	7,575	6,863,195
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(b)	Aaa	0.367%	11/15/34	11,040	9,037,442
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(b)	A1	0.367%	03/15/15	25,000	24,892,913
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(b)	A3	0.547%	03/15/15	13,680	13,615,363
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(b)	Aaa	0.447%	08/25/19	909	907,005
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	10,665	10,735,568
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740%	09/15/13	7,900	7,934,074
Harley-Davidson Motorcycle Trust, Ser. 2009-4, Class A3	Aaa	1.870%	02/15/14	9,524	9,559,390
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(a)	2.790%	01/15/13	375	377,612
Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250%	10/21/13	2,340	2,349,530
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A3	Aaa	1.340%	03/18/14	1,190	1,196,770
Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A2	Aaa	0.530%	01/21/13	1,774	1,774,335
Honda Auto Receivables Owner Trust, Ser. 2011-2, Class A2	Aaa	0.570%	07/18/13	14,000	13,993,781
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	8,054	8,113,962
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030%	08/15/13	1,090	1,097,502
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500%	10/15/14	1,800	1,814,745

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	$4,675	$4,676,451
Hyundai Auto Receivables Trust, Ser. 2011-B, Class A2	Aaa	0.590%	03/15/14	17,000	16,987,124
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.447%	03/15/16	6,500	6,518,516
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(b)	Aaa	0.267%	10/15/14	5,000	4,999,182
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(b)	Aaa	0.247%	06/15/15	1,000	999,130
National City Credit Card Master Trust, Ser. 2007-1, Class C(b)	Baa2	0.487%	03/15/14	17,625	17,490,361
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(b)	Aaa	0.367%	01/15/14	10,000	10,001,221
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160%	03/15/14	659	667,996
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550%	03/15/13	6,692	6,693,280
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	9,500	9,521,978
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.337%	11/15/18	3,399	3,338,749
Porsche Financial Auto Securitization Trust, Ser. 2011-1, Class A2, 144A	Aaa	0.560%	12/16/13	5,000	4,997,728
SLM Student Loan Trust, Ser. 2007-6, Class A1(b)	Aaa	0.423%	04/25/15	486	485,671
SLM Student Loan Trust, Ser. 2008-2, Class A1(b)	Aaa	0.553%	01/25/15	2,069	2,070,325
Tal Advantage LLC, Ser. 2006-1	Baa2	0.376%	04/20/21	4,750	4,465,000
Volkswagen Auto Loan Enhanced Trust, Ser. 2010-1, Class A3	Aaa	1.310%	01/20/14	2,284	2,293,742
Volkswagen Auto Loan Enhanced Trust, Ser. 2011-1, Class A2	AAA(a)	0.670%	12/20/13	10,000	10,004,210
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	868	870,853
World Omni Auto Receivables Trust, Ser. 2011-A, Class A2	Aaa	0.640%	11/15/13	16,000	16,002,549

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810%	10/15/13	$5,000	$4,999,705

					802,389,534

Residential Mortgage Asset-Backed Securities 16.7%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.537%	01/25/35	2,363	2,094,484
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(b)	Ca	2.737%	11/25/33	211	130,554
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(b)	Ba1	1.237%	12/26/33	4,232	3,455,935
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Baa3	1.087%	09/25/33	809	640,513
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(b)	Ba3	0.967%	04/25/34	7,014	5,222,158
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(b)	Aa2	0.637%	04/25/35	1,109	1,083,060
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.487%	06/25/34	263	219,676
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Ca	1.537%	02/25/33	12,312	9,455,992
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(b)	C	2.962%	03/25/33	335	66,874
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(b)	B3	1.237%	10/25/33	4,968	3,561,494
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(b)	A2	0.527%	09/25/33	675	593,659
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(b)	Baa2	0.557%	01/25/34	723	630,117
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(b)	B1	0.877%	01/25/34	820	672,770
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(b)	Ba2	1.312%	01/25/34	1,661	1,362,597
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(b)	Aaa	0.637%	05/25/34	553	487,406
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(b)	Caa1	1.057%	07/25/34	1,411	1,020,218

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(b)	A1	0.397%	07/25/34	$4,959	$4,213,021
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(b)	Baa1	0.827%	09/25/34	15,240	12,264,161
Ameriquest Mortgage Securities, Inc., Ser. 2005-R3, Class A1B(b)	Aaa	0.447%	05/25/35	1,514	1,303,109
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.189%	11/25/35	1,500	1,562,419
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aa3	5.189%	11/25/35	1,808	1,467,243
Ameriquest Mortgage Securities, Inc., Ser. 2005-R11, Class A2D(b)	A3	0.517%	01/25/36	330	265,154
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(b)	B2	1.987%	07/25/32	103	39,270
Argent Securities, Inc., Ser. 2003-W4, Class M1(b)	A3	1.387%	10/25/33	6,243	5,388,795
Argent Securities, Inc., Ser. 2003-W5, Class M1(b)	Baa1	0.887%	10/25/33	177	141,383
Argent Securities, Inc., Ser. 2003-W7, Class A2(b)	Aaa	0.967%	03/25/34	134	97,112
Argent Securities, Inc., Ser. 2004-W6, Class AV2(b)	Aaa	0.637%	05/25/34	488	422,490
Argent Securities, Inc., Ser. 2004-W6, Class M1(b)	Baa1	0.737%	05/25/34	2,195	1,743,771
Argent Securities, Inc., Ser. 2004-W8, Class A2(b)	Baa1	1.147%	05/25/34	248	216,404
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(b)	Ba2	5.812%	09/25/33	1,000	661,045
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(b)	B2	2.887%	09/25/33	12,586	8,720,050
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(b)	B1	0.787%	04/25/34	781	583,587
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(b)	A2	0.737%	05/25/34	18,431	14,090,555
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1	Aa1	4.184%	03/25/33	777	755,319
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(b)	Baa1	0.867%	04/25/33	1,169	919,501

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(b)	Caa2	1.087%	03/25/34	$2,025	$1,518,885
Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(b)	Ca	0.427%	09/25/36	6,000	2,488,938
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(b)	B2	3.037%	09/15/33	529	264,641
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(b)	Aaa	0.867%	11/25/33	193	150,823
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(b)	Ba1	1.237%	01/15/34	2,347	1,948,269
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(b)	Ba3	1.012%	04/25/34	474	390,234
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE3, Class M1(b)	Baa3	0.727%	06/25/34	479	404,810
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(b)	Aa1	0.677%	07/25/35	1,635	1,587,640
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(b)	Ba1	1.007%	06/25/43	1,185	693,862
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(b)	AA(a)	0.837%	06/25/34	4,030	3,154,673
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1(b)	Ba1	0.787%	03/25/34	7,165	5,753,758
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(b)	Ba1	0.787%	08/25/34	5,410	4,436,586
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(b)	Baa1	0.837%	12/25/34	1,216	945,528

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(b)	Ca	0.357%	05/25/35	$19,000	$5,983,328
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.667%	09/25/35	9,265	5,647,963
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(b)	C	2.437%	01/25/33	277	27,218
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.237%	11/25/33	7,431	5,767,695
CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1(b)	Baa1	1.162%	03/25/34	2,575	1,989,299
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.687%	05/25/32	489	451,933
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(b)	Aa2	0.847%	11/25/32	864	718,097
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(b)	Aa1	0.747%	02/25/33	457	425,294
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490%	06/25/37	5,560	892,252
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.547%	10/25/34	1,477	1,338,040
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(b)	Aaa	0.617%	05/25/35	226	225,244
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(b)	Ba1	0.647%	09/25/35	2,000	1,631,968
Conseco Finance, Ser. 2001-C, Class M1(b)	Aa3	0.887%	08/15/33	764	566,450
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(b)	Ba2	1.237%	07/25/33	440	368,658
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Baa1	0.937%	03/25/34	1,570	1,219,271

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(b)(c)	B1	0.937%	05/25/34	$3,500	$2,478,304
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1(b)	Ba1	1.132%	11/25/34	6,238	5,314,072
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(b)	Aa2	0.607%	08/25/35	3,300	3,061,298
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(b)	C	0.637%	04/25/36	1,750	503,384
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(b)	Ba3	1.312%	03/25/32	301	244,006
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-2, Class 3A(b)	B3	0.687%	08/26/33	443	280,311
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(b)	Caa3	1.237%	08/25/33	1,918	876,688
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(b)	Caa3	5.517%	04/25/36	1,900	1,384,289
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Baa2	0.807%	01/25/32	1,863	1,469,586
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(b)	Ba3	1.787%	03/25/32	731	514,260
Credit-Based Asset Servicing And Securitization LLC, Ser. 2003-CB5, Class M1(b)	Ba1	1.207%	11/25/33	1,855	1,561,642
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(b)	Ba1	0.967%	03/25/34	837	662,832
Cwl, Ser. 2006-S7, Class A	Caa3	0.277%	11/25/35	197	187,491
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Baa1	3.037%	12/27/32	185	110,633

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	A1	0.737%	10/25/34	$2,684	$1,972,841
Equity One ABS, Inc., Ser. 2003-1, Class M1	Ba1	4.860%	07/25/33	191	164,218
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.057%	11/25/34	11,482	9,390,499
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.907%	08/25/34	621	516,680
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(b)	C	0.837%	12/25/35	3,500	326,333
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.667%	09/25/35	2,500	2,006,375
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Baa3	1.237%	12/26/33	1,000	752,976
Fremont Home Loan Trust, Ser. 2004-1, Class M1(b)	A1	0.862%	02/25/34	2,015	1,553,977
Fremont Home Loan Trust, Ser. 2004-1, Class M6(b)	Ca	2.137%	02/25/34	291	120,203
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	Aa2	1.042%	07/25/34	853	676,608
Fremont Home Loan Trust, Ser. 2004-2, Class M2(b)	Ba2	1.117%	07/25/34	2,400	2,015,407
Fremont Home Loan Trust, Ser. 2004-B, Class M1(b)	A2	1.057%	05/25/34	5,754	4,409,048
Fremont Home Loan Trust, Ser. 2004-C, Class M1(b)	Ba3	1.162%	08/25/34	9,730	7,562,059
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(b)	Ca	2.961%	03/20/33	191	57,781
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Ba3	1.162%	11/25/33	12,868	10,849,014
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(b)	Ca	2.287%	11/25/33	259	179,447
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(b)	B3	1.012%	03/25/34	4,864	3,883,476
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(b)	Ca	0.337%	08/25/36	20,148	8,047,273

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(b)	B3	1.537%	02/25/33	$1,283	$956,542
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(b)	B3	1.687%	03/25/33	1,358	1,043,108
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(b)	B1	1.507%	08/25/33	2,362	1,773,175
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(b)	Ba3	1.477%	08/25/33	2,780	2,173,758
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(b)	Ba2	1.387%	10/25/33	12,345	9,622,855
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(b)	Baa3	1.267%	04/25/34	1,170	976,258
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(b)	B2	1.132%	06/25/34	19,672	14,875,805
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(b)	A2	1.042%	08/25/34	2,754	2,047,286
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(b)	A1	0.627%	08/25/35	2,165	2,104,435
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(b)	A1	0.667%	11/25/35	2,625	2,197,849
Home Equity Asset Trust, Ser. 2004-2, Class M1(b)	Baa3	0.982%	07/25/34	4,355	3,355,070
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.446%	01/20/35	241	225,156
HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(b)	Aa1	0.486%	01/20/36	1,235	1,042,009
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(b)	Aa1	0.456%	03/20/36	1,038	944,646

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(b)	Aa1	0.476%	03/20/36	$8,298	$7,254,226
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(b)	Aaa	0.426%	03/20/36	7,997	6,651,209
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(b)	Aaa	0.386%	03/20/36	841	735,610
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(b)	A1	0.566%	03/20/36	430	314,530
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(b)	A1	0.486%	07/20/36	400	319,315
HSBC Home Equity Loan Trust, Ser. 2007-2, Class M2(b)	B2	0.556%	07/20/36	1,000	599,603
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(b)	Aa2	1.686%	11/20/36	5,360	4,428,582
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(b)	Ba1	2.686%	11/20/36	3,500	1,560,391
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.437%	03/25/36	1,400	662,578
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.312%	07/25/33	2,679	2,115,409
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(b)	B2	1.207%	08/25/33	5,000	3,911,907
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	A3	0.937%	02/25/34	29,430	23,343,376
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(b)	Ba2	1.012%	02/25/34	6,340	5,675,390
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.717%	06/25/34	14,519	11,183,272
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	0.757%	07/25/34	11,630	9,018,437
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(b)	Ba3	0.737%	06/25/35	10,000	8,755,160
MASTR Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.537%	09/25/34	806	636,689
MASTR Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(b)	Aa1	0.537%	09/25/34	170	133,466

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Master Asset Backed Securities Trust, Ser. 2004-WMC3, Class M1(b)	A2	1.012%	10/25/34	$2,056	$1,585,955
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	B2	3.037%	02/25/34	397	348,147
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.587%	08/25/35	51	47,361
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(b)	A-(a)	0.987%	08/25/35	1,850	1,259,099
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(b)	B3	1.837%	10/25/34	3,352	2,605,787
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.687%	11/25/32	1,181	855,688
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.387%	05/25/33	3,386	2,820,813
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(b)	B3	1.462%	04/25/33	8,219	6,515,767
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(b)	C	3.637%	04/25/33	225	81,310
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(b)	B1	1.237%	09/25/33	3,090	2,423,056
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(b)	Ca	2.812%	09/25/33	330	189,005
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(b)	B2	1.207%	10/25/33	743	596,150
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(b)	AAA(a)	0.927%	01/25/34	1,253	1,030,769
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.132%	06/25/34	1,925	1,450,687
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(b)	A2	1.087%	08/25/34	3,607	2,639,835
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(b)	Aaa	0.567%	09/25/34	469	361,137
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(b)	A1	0.827%	09/25/34	19,810	15,047,062
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.237%	12/27/33	2,478	2,021,839

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(b)	Caa1	1.087%	05/25/34	$1,038	$739,008
Morgan Stanley ABS Capital I, Ser. 2004-WMC2, Class M1(b)	B2	1.102%	07/25/34	2,954	2,422,566
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(b)	B1	0.657%	07/25/35	1,000	545,128
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.312%	05/25/32	1,448	1,095,616
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(b)	Aa2	1.167%	02/25/33	2,205	1,802,495
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(b)	Caa3	3.187%	02/25/33	501	333,788
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(b)	Ca	3.562%	03/25/33	358	127,655
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(b)	B3	1.597%	10/25/32	1,295	994,747
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(b)	Ca	2.587%	10/25/32	262	133,366
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(b)	B3	1.537%	03/25/33	1,322	1,062,258
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(b)	Aaa	0.597%	05/25/35	446	445,167
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	A2	1.312%	10/25/33	8,939	7,337,475
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	A1	5.241%	11/25/33	15,000	14,524,080
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(b)	B3	1.267%	01/25/34	13,646	11,252,912
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.072%	05/25/34	8,956	6,636,044
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(b)	Aaa	0.737%	08/25/34	2,430	1,900,850

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(b)	A2	1.117%	11/25/34	$12,150	$8,792,030
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(b)	Ba1	0.952%	02/25/35	17,258	13,847,405
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.312%	11/25/32	253	175,048
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(b)	Ba1	0.787%	04/25/33	2,124	1,771,292
Option One Mortgage Loan Trust, Ser. 2003-5, Class A2(b)	Ba1	0.827%	08/25/33	701	562,916
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(b)	A1	0.517%	11/25/33	2,268	1,879,321
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.087%	01/25/34	2,737	2,006,405
Option One Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B2	0.982%	05/25/34	6,000	4,785,504
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(b)	A3	0.657%	08/25/35	2,460	1,878,636
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.867%	09/25/34	1,500	1,376,207
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Baa2	5.181%	09/25/34	1,705	1,218,357
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297%	11/25/35	2,250	1,902,143
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(b)	Aa3	0.667%	08/25/35	3,130	2,910,464
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(b)	Ba3	0.467%	05/25/36	2,709	2,276,495
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.377%	03/25/36	7,817	3,360,342
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(b)	Ca	0.477%	08/25/36	6,000	1,759,284
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(b)	Aa2	1.047%	06/25/33	658	520,383
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(b)	Caa3	1.437%	05/25/34	492	252,657

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Baa1	5.335%	03/25/34	$808	$686,328
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	B1	5.980%	08/25/34	15,000	14,139,810
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(b)	C	0.517%	12/25/35	3,249	598,015
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	A2	5.550%	01/25/34	4,600	4,577,184
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	4,000	3,826,912
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Baa3	4.770%	04/25/34	7,750	7,013,579
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	B2	5.600%	06/25/34	10,308	10,068,184
Residential Asset Securities Corp., Ser. 2005-KS3, Class M3(b)	Baa2	0.617%	04/25/35	5,000	4,420,745
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(b)	B1	0.487%	02/25/36	470	306,252
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(b)	A2	0.287%	09/25/36	63	63,244
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(b)	C	0.407%	01/25/37	7,316	1,833,273
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(b)	C	0.407%	02/25/37	7,500	1,607,430
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.282%	03/25/32	6,348	5,074,705
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa1	0.982%	03/25/31	797	541,185
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(b)	B2	1.357%	07/25/31	532	392,865
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Baa1	5.022%	08/25/32	2,609	2,436,530
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(b)	Caa3	1.787%	12/26/33	188	108,153

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(b)	B1	0.982%	03/25/35	$1,539	$1,172,578
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Baa2	5.500%	08/25/35	2,046	1,496,681
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(b)	Aa3	0.647%	11/25/35	7,309	5,719,395
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	0.967%	02/25/34	7,719	6,177,279
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.437%	05/25/36	5,050	1,751,441
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.387%	01/25/34	764	662,599
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(b)	Ba2	1.162%	08/25/34	10,051	7,961,730
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(b)	A1	0.952%	02/25/35	1,899	1,583,788
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(b)	A3	0.587%	10/25/35	832	647,869
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(b)	Ba3	0.387%	12/26/36	1,290	1,193,236
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.867%	01/25/33	347	286,577
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(b)	AAA(a)	1.187%	10/25/33	10,448	8,507,110
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(b)	AAA(a)	0.892%	03/25/34	14,910	11,025,313
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(b)	AAA(a)	0.987%	04/25/34	3,782	3,219,900
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(b)	AAA(a)	1.387%	08/25/34	1,400	1,076,958

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Asset-Backed Securities (cont’d.)
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.387%	12/26/35	$1,010	$738,847
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.487%	04/25/34	6,125	5,119,215
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(b)	A2	0.487%	04/25/34	7,098	5,928,071
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(b)	Aa2	0.607%	05/25/34	235	209,229

					606,993,087

Total asset backed securities (cost $1,473,282,357)					1,409,382,621

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.0%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877%	11/10/42	1,082	1,083,463
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2(b)	AAA(a)	5.634%	04/10/49	3,279	3,343,063
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.336%	04/10/49	32,578	30,521,820
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.356%	06/10/49	16,831	16,293,961
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(a)	5.620%	02/10/51	5,000	5,291,319
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834%	05/11/39	1,054	1,064,789
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.453%	03/11/39	4,740	5,230,578
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(a)	5.736%	06/11/50	22,000	23,428,821
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431%	10/15/49	10,000	10,503,042

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.307%	07/15/44	$6,799	$6,682,344
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	888	886,790
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999%	06/10/44	550	552,280
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.405%	02/05/19	3,000	2,960,393
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	12,020	12,865,952
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.422%	02/15/39	3,580	3,910,622
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.736%	05/15/46	3,252	3,327,298
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046%	07/10/45	1,196	1,195,533
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	13,217	13,306,135
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(b)	Aaa	5.881%	07/10/38	18,569	18,565,868
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	9,305	9,411,454
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506%	04/10/38	1,232	1,230,575
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.143%	03/06/20	9,085	8,998,006
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247%	01/12/43	1,743	1,739,991
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(b)	Aaa	5.234%	12/15/44	4,000	4,232,715

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(b)	Aaa	5.481%	12/12/44	$1,380	$1,494,356
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(b)	Aaa	5.866%	04/15/45	4,541	4,537,005
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.347%	05/15/45	22,000	20,059,596
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(b)	Aaa	5.742%	02/12/49	1,261	1,277,810
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.802%	06/15/49	5,877	6,001,285
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(b)	Aaa	0.327%	06/15/49	50,000	48,347,275
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	10,485	10,862,303
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.317%	01/15/49	17,000	16,029,645
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840%	07/15/44	4,600	4,689,004
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103%	11/15/30	6,697	6,693,348
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(a)	5.084%	02/15/31	3,720	3,732,629
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	502	501,706
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,782	1,783,458
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(b)	Aaa	0.257%	06/15/22	2,506	2,468,012
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.674%	05/12/39	5,000	5,549,713

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(b)	Aaa	5.878%	06/12/46	$7,744	$7,738,407
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(b)	Aaa	0.306%	12/12/49	23,168	22,897,026
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.286%	08/12/48	26,768	26,184,461
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	1,825	1,847,861
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.327%	03/12/51	50,000	48,778,075
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(b)	Aaa	0.307%	06/12/50	16,126	15,858,639
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(b)	AAA(a)	5.900%	08/12/49	1,750	1,857,122
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.347%	04/15/49	42,257	39,292,283
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077%	10/15/35	575	610,382
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	18,510	18,551,193
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313%	11/15/48	25,000	26,749,700
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.277%	09/15/21	16,269	15,688,749

Total commercial mortgage-backed securities (cost $533,116,675)					546,707,855

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS 33.6%

Automotive 2.2%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625%	09/20/13	$15,000	$15,114,405
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	0.856%	03/28/14	40,000	40,013,880
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	0.696%	10/01/12	25,000	25,060,100

					80,188,385

Banking 14.3%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	Aa3	2.023%	01/30/14	30,000	30,602,940
American Express Bank FSB, Sr. Unsec’d. Notes(b)(d)	A2	0.317%	05/29/12	10,544	10,524,114
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250%	11/21/11	4,000	4,054,956
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Notes, 144A(b)	Aa2	0.986%	01/10/14	25,000	25,074,475
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	NR	0.446%	10/01/12	10,000	9,997,300
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	AA-(a)	0.500%	03/12/12	4,500	4,506,547
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa1	0.550%	10/18/12	15,000	15,014,520
Barclays Bank PLC (United Kingdom)(b)	AA-(a)	0.647%	01/17/12	25,000	25,039,250
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.564%	11/04/11	30,000	30,021,270
Countrywide Financial Corp., Gtd. Notes, MTN(b)(c)	A2	0.709%	05/07/12	35,000	34,964,440
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)(d)	A1	1.269%	02/07/14	25,000	24,754,675
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.050%	01/17/14	30,000	30,156,090
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.570%	10/18/13	25,000	25,148,600

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.000%	10/18/13	$10,000	$9,988,280
JPMorgan Chase & Co., Sr. Notes, MTN(b)	Aa3	1.053%	01/24/14	25,000	24,960,150
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	0.349%	02/22/12	15,000	15,008,565
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	1.853%	01/24/14	35,000	34,961,710
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.354%	03/01/13	20,000	19,919,660
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750%	10/04/13	25,000	25,146,600
Rabobank Nederland Utrecht (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	30,000	30,422,580
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	3.250%	01/11/14	5,000	5,089,325
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aaa	0.432%	07/26/13	25,000	25,004,750
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.253%	01/28/14	30,000	30,045,420
Westpac Banking Corp. (Australia), Notes, 144A, MTN(b)	Aa2	0.455%	11/26/12	25,000	24,983,675
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	0.552%	10/21/11	4,000	4,002,832

					519,392,724

Brokerage 1.7%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.558%	05/24/13	50,000	49,973,150
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	0.000%	05/25/10	50,000	13,125,000

					63,098,150

Capital Goods 1.3%
Caterpillar Financial Services Corp., Notes, MTN	A2	1.550%	12/20/13	10,000	10,139,920
Caterpillar Financial Services Corp., Sr. Notes, MTN	A2	1.375%	05/20/14	25,000	25,250,950

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Danaher Corp., Sr. Notes(b)	A2	0.496%	06/21/13	$10,000	$10,024,340

					45,415,210

Chemicals 1.1%
EI DuPont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.667%	03/25/14	40,000	40,223,920

Consumer 1.6%
Clorox Co., Sr. Unsec’d. Notes	Baa1	5.000%	03/01/13	15,000	15,694,290
eBay, Inc., Sr. Unsec’d. Notes	A2	0.875%	10/15/13	12,000	11,997,768
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350%	08/26/11	15,000	15,010,018
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	0.832%	03/07/13	13,725	13,775,769

					56,477,845

Electric 0.5%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	0.955%	06/03/13	8,000	8,032,056
National Rural Utilities Cooperative Finance Corp.	A1	1.125%	11/01/13	10,000	10,048,960

					18,081,016

Energy - Integrated 0.8%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.597%	06/22/12	30,000	30,110,430

Energy - Other 1.1%
Devon Financing Corp. ULS (Canada), Gtd. Notes	Baa1	6.875%	09/30/11	15,000	15,153,405
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.450%	12/13/13	25,000	25,318,075

					40,471,480

Foods 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	Baa1	0.977%	03/26/13	15,000	15,123,690
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500%	03/15/13	6,000	6,351,942

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875%	10/25/13	$20,000	$20,029,280

					41,504,912

Healthcare & Pharmaceutical 1.7%
Quest Diagnostics, Inc./de, Gtd. Notes(b)	Baa2	1.096%	03/24/14	20,000	20,147,760
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)	A2	0.556%	03/28/14	30,000	30,145,020
Teva Pharmaceutical Finance III LLC, Gtd. Notes(b)	A3	0.647%	12/19/11	12,600	12,617,527

					62,910,307

Insurance 2.9%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400%	02/10/12	40,000	40,209,280
MassMutual Global Funding II, Sr. Notes, 144A(b)	Aa2	0.747%	09/27/13	35,000	35,166,425
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	0.996%	01/10/14	30,000	29,995,530

					105,371,235

Non-Captive Finance 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)(d)	Aa2	1.096%	01/07/14	30,000	30,002,490

Technology 1.8%
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500%	11/01/13	5,000	5,021,325
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	5,000	5,110,660
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	0.375%	09/13/12	18,000	18,015,804
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.439%	05/15/13	37,000	37,079,069

					65,226,858

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 0.7%
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	0.856%	03/28/14	$25,000	$25,265,625

Total corporate bonds (cost $1,256,307,575)					1,223,740,587

OTHER INSTRUMENTS - AGENCY BONDS 5.5%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(b)(f)	Aaa	0.452%	08/05/11	10,000	10,000,373
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	1.052%	03/05/12	30,000	30,089,730
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(b)(h)	Aaa	0.511%	08/17/12	25,500	25,594,477
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(b)(i)	Aaa	0.522%	11/09/11	40,000	40,030,360
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	0.441%	05/17/12	30,000	30,042,510
Pooled Funding Trust I, Pass-thru Certs., 144A	Aaa	2.740%	02/15/12	39,300	39,797,617
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. , 144A, MTN(b)(g)	Aaa	0.403%	10/28/11	25,000	25,004,550

Total other instruments - agency bonds (cost $199,799,837)					200,559,617

U.S. GOVERNMENT AGENCY 0.4%
Federal Home Loan Mortgage Corp.(d)(j)		0.140%	12/12/11	5,000	4,997,415
Federal National Mortgage Association(b)		0.207%	11/23/12	10,000	10,003,050

Total U.S. government agency (cost $14,989,747)					15,000,465

Total long-term investments (cost $3,477,496,191)					3,395,391,145

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Shares	Value (Note 1)

SHORT-TERM INVESTMENTS 7.1%

AFFILIATED MONEY MARKET MUTUAL FUND 0.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $21,390,001)(Note 3)(k)				21,390,001	$21,390,001

				Principal Amount (000)
COMMERCIAL PAPER 4.5%
Bacardi USA, Inc. (original cost $22,494,263; purchased 07/15/2011), 144A(j)(l)	P-2	0.340%	08/11/11	$22,500	22,497,662
BMW US Capital LLC, 144A(b)	P-1	0.503%	07/25/12	18,000	17,999,820
Deutsche Telekom AG, 144A(j)	P-2	0.400%	08/25/11	25,000	24,993,055
ERAC USA Finance Co. (original cost $9,996,917; purchased 07/12/2011), 144A(j)(l)	P-2	0.370%	08/11/11	10,000	9,998,870
Nextera Energy Capital Holdings, Inc., 144A(j)	P-2	0.400%	09/09/11	10,000	9,995,556
Pacific Gas & Electric Co., 144A(j)	P-2	0.350%	08/16/11	12,600	12,598,040
Unitedhealth Group, Inc., 144a(j)	P-2	0.450%	08/29/11	20,000	19,992,750
Virginia Electric and Power Co.(j)	P-2	0.330%	08/15/11	25,000	24,996,563
Vodafone Group PLC, 144A(j)	P-2	0.530%	02/15/12	20,000	19,941,800

Total commercial paper (cost $162,990,201)					163,014,116

LOAN PARTICIPATIONS 2.0%
Simon Property Group, Inc.(c)		0.450%	08/15/11	20,000	20,000,000
Simon Property Group, Inc.		0.450%	08/01/11	40,000	40,000,000
Weingarten Realty Investors(c)		0.450%	08/16/11	15,000	15,000,000

Total loan participations (cost $75,000,000)					75,000,000

Total short-term investments (cost $259,380,202)					259,404,117

Total Investments(m) 100.3% (cost $3,736,876,393)					3,654,795,262
Liabilities in excess of other assets(n) (0.3)%					(10,663,440)

Net Assets 100.0%					$3,644,131,822

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	45

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Standard & Poor’s Rating
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Guaranteed by the government of New Zealand.
(g)	Guaranteed by the government of United Kingdom.
(h)	Guaranteed by the government of Denmark.
(i)	FDIC—Guaranteed issue under temporary liquidity guarantee program.
(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield-to-maturity as of purchase date.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(l)	Indicates a restricted security; the aggregate original cost of such securities is $32,491,180. The aggregate value of $32,496,532 is approximately 0.9% of net assets.
(m)	As of July 31, 2011, one security representing $187,491 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

See Notes to Financial Statements.

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(n)	Liabilities in excess of other assets includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC(a)	02/10/12	$30,000	1.050%	3 month LIBOR	$(261,899)	$—	$(261,899)
Barclays Bank PLC(a)	03/03/14	20,000	2.158	3 month LIBOR	(902,636)	—	(902,636)
Barclays Bank PLC(a)	12/15/14	50,000	2.606	3 month LIBOR	(2,959,835)	2,491	(2,962,326)
Barclays Bank PLC(a)	06/15/17	8,400	2.880	3 month LIBOR	(467,324)	—	(467,324)
Barclays Bank PLC(a)	05/16/18	13,000	4.531	3 month LIBOR	(2,031,006)	—	(2,031,006)
Deutsche Bank AG(a)	02/15/12	39,300	2.065	3 month LIBOR	(712,530)	—	(712,530)
Morgan Stanley Capital Services, Inc.(a)	12/15/15	25,000	2.938	3 month LIBOR	(1,750,270)	—	(1,750,270)
Morgan Stanley Capital Services, Inc.(a)	12/15/20	10,000	3.855	3 month LIBOR	(926,694)	—	(926,694)
Royal Bank of Scotland PLC(a)	10/03/13	9,200	3.991	3 month LIBOR	(787,812)	—	(787,812)
Royal Bank of Scotland PLC(a)	02/18/20	20,000	4.762	3 month LIBOR	(3,722,114)	—	(3,722,114)
UBS AG(a)	01/06/14	50,000	1.285	3 month LIBOR	(752,412)	—	(752,412)

					$(15,274,532)	$2,491	$(15,277,023)

(a)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	47

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Credit default swap agreement outstanding at July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Default Swap on Corporate Issues—Buy Protection(1):
Deutsche Bank AG	06/20/12	$15,000	5.050%	Bank of America Corp. 6.250%, due 04/15/12	$(684,687)	$—	$(684,687)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$801,482,529	$907,005
Residential Mortgage Asset-Backed Securities	—	606,805,596	187,491
Commercial Mortgage-Backed Securities	—	546,707,855	—
Corporate Bonds	—	1,223,740,587	—
Other Instruments—Agency Bonds	—	200,559,617	—
U.S. Government Agency	—	15,000,465	—
Affiliated Money Market Mutual Fund	21,390,001	—	—
Commercial Paper	—	163,014,116	—
Loan Participations	—	75,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(15,277,023)	—
Credit Default Swap Agreement	—	(684,687)	—

Total	$21,390,001	$3,616,349,055	$1,094,496

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2011 were as follows:

Non-Residential Mortgage Asset-Backed Securities	22.0%
Residential Mortgage Asset-Backed Securities	16.7
Commercial Mortgage-Backed Securities	15.0
Banking	14.3
Other Instruments—Agency Bonds	5.5
Commercial Paper	4.5
Insurance	2.9
Automotive	2.2
Loan Participations	2.0
Technology	1.8
Brokerage	1.7
Healthcare & Pharmaceutical	1.7
Consumer	1.6
Capital Goods	1.3
Chemicals	1.1
Energy—Other	1.1
Foods	1.1
Energy—Integrated	0.8
Non-Captive Finance	0.8

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	49

Portfolio of Investments

as of July 31, 2011 (Unaudited) continued

Industry (cont’d.)
Telecommunications	0.7%
Affiliated Money Market Mutual Fund	0.6
Electric	0.5
U.S. Government Agency	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Unrealized depreciation on swap agreements	$684,687
Interest rate contracts	Premium paid for swap agreements	2,491	Unrealized depreciation on swap agreements	15,277,023

Total		$2,491		$15,961,710

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(382,958)
Interest rate contracts	(3,485,531)

Total	$(3,868,489)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$312,803
Interest rate contracts	(3,940,776)

Total	$(3,627,973)

For the six months ended July 31, 2011, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$289,900	$15,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	51

Statement of Assets and Liabilities

as of July 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $3,715,486,392)	$3,633,405,261
Affiliated Investments (cost $21,390,001)	21,390,001
Dividends and interest receivable	5,441,286
Receivable for Fund shares sold	4,835,066
Receivable for investments sold	152,206
Premium paid for swap agreements	2,491

Total assets	3,665,226,311

Liabilities
Unrealized depreciation on swap agreements	15,961,710
Dividend payable	4,835,075
Payable to custodian	152,028
Accrued expenses	78,211
Management fee payable	50,798
Affiliated transfer agent fee payable	16,667

Total liabilities	21,094,489

Net Assets	$3,644,131,822

Net assets were comprised of:
Common stock, at par	$406,252
Paid-in capital in excess of par	4,042,904,601

4,043,310,853
Undistributed net investment income	8,614,094
Accumulated net realized loss on investments	(309,750,284)
Net unrealized depreciation on investments	(98,042,841)

Net Assets, July 31, 2011	$3,644,131,822

Net asset value, offering price and redemption price per share ($3,644,131,822 ÷ 406,251,725 shares of $.001 par value common stock issued and outstanding)	$8.97

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended July 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$29,542,198
Affiliated dividend income	47,442

Total income	29,589,640

Expenses
Management fee	288,127
Custodian’s fees and expenses	54,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000) (Note 3)	50,000
Insurance expense	39,000
Audit fee	16,000
Legal fees and expenses	13,000
Reports to shareholders	6,000
Trustees’ fees	5,000
Miscellaneous	15,772

Total expenses	486,899

Net investment income	29,102,741

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	2,083,868
Swap agreement transactions	(3,868,489)

(1,784,621)

Net change in unrealized (depreciation) on:
Investments	(16,388,359)
Swap agreements	(3,627,973)

(20,016,332)

Net loss on investments	(21,800,953)

Net Increase In Net Assets Resulting From Operations	$7,301,788

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	53

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2011	Year Ended January 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$29,102,741	$61,931,995
Net realized loss on investment transactions and swap agreements	(1,784,621)	(37,466,086)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(20,016,332)	154,620,183

Net increase in net assets resulting from operations	7,301,788	179,086,092

Dividends from net investment income (Note 1)	(24,657,804)	(48,604,082)

Fund share transactions (Note 6)
Net proceeds from shares sold	—	54,655
Net asset value of shares issued to shareholders in reinvestment of dividends	25,815,196	48,335,648
Cost of shares reacquired	(3,092,611)	(40,467,399)

Net increase in net assets from Fund share transactions	22,722,585	7,922,904

Total increase	5,366,569	138,404,914

Net Assets
Beginning of period	3,638,765,253	3,500,360,339

End of period(a)	$3,644,131,822	$3,638,765,253

(a) Includes undistributed net investment income of:	$8,614,094	$4,169,157

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended.

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund, the Prudential Core Short-Term Bond Fund, the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a Fund and collectively, the “Funds or Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations. The Prudential Core Taxable Money Market Fund (the “Money Market Fund”) and the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”) commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2011, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.0% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 5.9% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Securities Valuation: The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. If the amortized cost

Prudential Investment Portfolios 2	55

Notes to Financial Statements

(Unaudited) continued

method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not represent fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term debt securities which mature in more than sixty days are valued at fair value as noted above. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value.

The Money Market Fund may hold up to 10% and the Short Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the

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extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund entered into credit default and interest rate swaps and may enter into total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Prudential Investment Portfolios 2	57

Notes to Financial Statements

(Unaudited) continued

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2011, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2011, the costs were at an effective annual rate of .005% for the Money Market Fund and .016% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Investment Portfolios 2	59

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2011, aggregated $676,866,156 and $713,259,629, respectively.

Note 5. Tax Information

For federal income tax purposes, Short-Term Bond Fund had a capital loss carryforward as of January 31, 2011 of approximately $300,403,000 of which, $8,441,000 expires in 2016, $115,725,000 expires in 2017, $157,486,000 expires in 2018 and $18,751,000 expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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The Short-Term Bond Fund elects to treat post-October capital losses of approximately $7,563,000 as having been incurred in the following year (January 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2011:
Shares sold	92,368,875,360	$92,368,875,360	—	$—
Shares issued in reinvestment of distributions	12,342,496	12,342,496	2,864,354	25,815,196
Shares reacquired	(87,194,036,151)	(87,194,036,151)	(342,470)	(3,092,611)

Net increase in shares outstanding	5,187,181,705	$5,187,181,705	2,521,884	$22,722,585

Year ended January 31, 2011:
Shares sold	170,175,973,637	$170,175,973,637	6,155	$54,655
Shares issued in reinvestment of distributions	32,266,870	32,266,870	5,461,007	48,335,648
Shares reacquired	(167,165,351,538)	(167,165,351,538)	(4,540,627)	(40,467,399)

Net increase in shares outstanding	3,042,888,969	$3,042,888,969	926,535	$7,922,904

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Short-Term Bond Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2011.

Prudential Investment Portfolios 2	61

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gains	-	(a)	-	(a)	.01	.03	.05	.05
Dividends and distributions to shareholders	-	(a)	-	(a)	(.01)	(.03)	(.05)	(.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(b):	.11%		.27%		.50%	2.61%	5.43%	5.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,756,382		$20,569,201		$17,526,308	$15,359,279	$24,536,580	$16,691,034
Average net assets (000)	$24,249,564		$20,000,768		$16,683,486	$22,364,588	$20,733,978	$15,454,186
Ratios to average net assets:
Expenses	.01%	(c)	.01%		.01%	.01%	.01%	.02%
Net investment income	.21%	(c)	.27%		.48%	2.66%	5.29%	5.12%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than a full year are not annualized.

(c) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	63

Financial Highlights

(Unaudited) continued

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2011		2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.01		$8.69	$7.40	$9.32	$10.01	$10.00
Income (loss) from investment operations:
Net investment income	.07		.15	.17	.33	.55	.54
Net realized and unrealized gain (loss) on investment transactions	(.05)		.29	1.25	(1.93)	(.69)	.01
Total from investment operations	.02		.44	1.42	(1.60)	(.14)	.55
Less Dividends
Dividends from net investment income	(.06)		(.12)	(.13)	(.32)	(.55)	(.54)
Net asset value, end of period	$8.97		$9.01	$8.69	$7.40	$9.32	$10.01
Total Return(a):	.23%		5.10%	19.41%	(17.57)%	(1.48)%	5.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,644,132		$3,638,765	$3,500,360	$2,938,484	$3,660,970	$3,060,691
Average net assets (000)	$3,650,997		$3,570,455	$3,189,152	$3,367,022	$3,711,731	$1,314,770
Ratios to average net assets(c):
Expenses	.03%	(d)	.03%	.03%	.02%	.02% (b)	.03%	(b)
Net investment income	1.61%	(d)	1.73%	2.12%	3.85%	5.63% (b)	5.52%	(b)
Portfolio turnover rate	20%	(e)	43%	39%	28%	53%	31%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The Manager reimbursed the Fund an amount, such that the expenses (excluding interest, taxes and brokerage commissions) did not exceed .035% of the average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008 and .07% and 5.49%, respectively, for the year ended January 31, 2007.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed each Fund in various quartiles over the one-, three- and, where applicable, five-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including

[1]	Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Funds. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure,

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senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Funds

The Board received and considered information about each Fund’s historical performance.

Prudential Core Taxable Money Market Fund. The Board noted that the Fund’s gross performance in relation to its Peer Universe (the Lipper Institutional Money Market Funds Performance Universe) was in the third quartile over the three-, five-, and ten-year periods, and in the fourth quartile over the one-year period. The Board also noted that the Fund’s net performance (which reflects the impact of Fund expenses) in relation to the Peer Universe was in the first quartile over all periods. The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the interest of the Fund and its shareholders to renew the agreements.

Prudential Core Short-Term Bond Fund. The Board noted that the Fund’s gross performance in relation to its Peer Universe (the Lipper Ultra-Short Obligation Funds Performance Universe)2 was in the first quartile over the one-year period, and in the fourth quartile over the three- and five-year periods. The Board further noted that the Fund outperformed its benchmark index over the one-year period, although the Fund underperformed its benchmark index over the three- and five-year periods. The Board also noted that for the first quarter of 2011, the Fund outperformed its Peer Universe and outperformed its benchmark index. The Board concluded that, in light of the Fund’s improved performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Funds are operated by PI at cost. Therefore the Board did not consider fees and expenses as a meaningful factor for its deliberations.

[2]

Although Lipper classifies the Fund in its Short Investment Grade Debt Performance Universe, the Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Funds during the year ended December 31, 2010 exceeded the benefits gained by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have extremely low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Funds’ securities lending agent, transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

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Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	September 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 19, 2011